Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Loan receivable from related parties	$ 3,889,000
Loans to related parties, principal payments	2,227,000
Loans to related parties, advances	2,172,000
Deposits from related parties	6,076,000	4,669,000
Related party transaction, payment for rent	63,000	64,000
Related party transaction, rent expense	$ 43,000	$ 43,000